UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

The Advisors' Inner Circle Fund

ACADIAN

Acadian Emerging Markets Portfolio

Semi-Annual Report

April 30, 2018

Investment Adviser:
Acadian Asset Management LLC

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2018
(Unaudited)

The Portfolio files its complete schedules of investments of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Markets Portfolio (the “Portfolio”). This commentary covers the six months from November 1, 2017 to April 30, 2018, focusing on the Portfolio’s performance and some of the conditions and decisions that impacted returns.

Portfolio Performance Review

For the six months ended April 30, 2018, the Portfolio’s Investor Class Shares returned 3.76%, versus 4.93% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Market Review

Emerging markets began the period in negative territory. Latin American markets were dampened by an unexpected outcome in the first-round vote of Chile’s presidential election and worries about the possibility of changes to U.S. trade policy with Mexico. Asian markets struggled amid ongoing worries about North Korea. The asset class bounced back in December, however, as Turkey’s market rallied on stronger-than-expected Q3 GDP growth and Chinese industrial production, corporate profits, and retail sales saw gains on a year-over-year basis.

Emerging market equities withstood elevated levels of market volatility later in the period, though individual country returns were wide-ranging as several issues remained in flux. China’s economic growth in 2017 was shown to have beaten expectations – driven by real estate and infrastructure spending – though more recent data indicated the potential for some slowing in 2018. Heightened tensions in the wake of Trump’s announcement of tariffs on $50 billion in Chinese goods and constraints on technology investment further eroded sentiment.

Elsewhere in the asset class, Brazil’s equity market was lifted by optimism around the country’s economic recovery, commodity prices, and monetary policy. Meanwhile, Indian equities were challenged amid a number of concerns for investors. These included a rising current-account deficit and worries about the health of the state’s banks, as well as pressures from higher oil and other commodity prices.

For the period as a whole, emerging markets collectively returned 4.93%. Stronger markets included Colombia, Greece, and Qatar. Turkey, the Philippines, and UAE were among the weaker performers in the asset class.

Portfolio Structure

The Portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered both bottom-up company attractiveness and top-down country assessments, combined with benchmark-relative risk controls, to determine individual stock positions. The Portfolio was attractively valued relative to the MSCI

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

Emerging Markets Index on important measures such as share price relative to earnings and book value. Significant country overweight positions included Turkey, Thailand, and Korea. The Portfolio was generally underweight relative to the benchmark in China, Taiwan, and South Africa.

Portfolio Performance

The Portfolio underperformed the benchmark for the period. Contributing most notably to this result was stock selection in China and South Africa, along with a combination of stock selection and an overweight position in Thailand. Stock selection in India, Poland, and Korea detracted from return.

We continue to view the asset class positively and believe it forms an essential part of global portfolio diversification. Please let us know if we can provide any additional information.

Brian K. Wolahan

Senior Vice President

This represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-AAM-6161 or visit our website at www.acadian-asset.com.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not protect against market loss. Holdings are subject to change.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%
	Shares	Value
Argentina — 1.5%
Ternium ADR	476,492	$18,902,438

Brazil — 6.8%
Arezzo Industria e Comercio	42,700	645,887
Azul ADR*	26,813	831,203
Banco BTG Pactual	124,600	814,495
Banco do Brasil	605,800	6,349,902
Cia de Locacao das Americas	10,900	93,654
Cia de Saneamento de Minas Gerais	134,600	1,921,869
Construtora Tenda*	4,700	34,198
CSU Cardsystem	138,500	398,516
EcoRodovias Infraestrutura e Logistica	162,100	463,183
EDP - Energias do Brasil	1,968,200	7,792,571
Estacio Participacoes	312,600	2,829,569
Grendene	17,500	136,225
Guararapes Confeccoes	19,600	769,017
IRB Brasil Resseguros	137,300	1,843,626
JBS	3,309,707	8,276,157
Magazine Luiza	104,600	3,170,068
Magnesita Refratarios	6,200	101,764
Mahle-Metal Leve*	45,700	319,869
Multiplus	2,900	23,717
Nova Embrapar Participacoes* (A) (B)	854	—
Odontoprev	283,700	1,217,176
Petrobras Distribuidora	294,769	1,914,248

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Brazil — (continued)
Porto Seguro	333,900	$4,312,907
QGEP Participacoes	134,100	492,272
Qualicorp	70,200	485,941
Seara Alimentos* (A) (B)	911	1
SLC Agricola	102,400	1,312,154
Sul America	336,200	2,076,778
Suzano Papel e Celulose	163,500	1,907,469
T4F Entretenimento*	33,200	94,865
Tegma Gestao Logistica	32,600	214,033
TIM Participacoes	138,400	629,737
TIM Participacoes ADR	380,269	8,651,120
Vale ADR, Cl B	973,062	13,467,178
Vale	437,100	6,067,645
Via Varejo	674,000	5,683,364
Vulcabras Azaleia *	92,800	224,901

		85,567,279

Chile — 0.9%
Cia Cervecerias Unidas ADR	33,722	931,402
Enel Americas ADR	708,335	8,039,602
Enel Chile ADR	78,217	486,510
Latam Airlines Group ADR	94,272	1,439,533

		10,897,047

China — 25.4%
58.com ADR*	168,049	14,685,802
Agile Group Holdings	3,154,000	6,246,837
Agricultural Bank of China, Cl H	42,635,000	24,030,371
Angang Steel, Cl H	1,958,000	2,110,894
Anhui Conch Cement, Cl H	146,500	915,371
Autohome ADR	134,133	13,084,674
Bank of China, Cl H	59,327,000	32,253,103
Beijing Capital International Airport, Cl H	128,000	174,897
China Communications Services, Cl H	2,568,000	1,618,449
China Construction Bank, Cl H	39,264,000	41,239,323
China Lilang	126,000	158,268
China Mobile	140,500	1,340,876
China Overseas Grand Oceans Group	71,000	31,006
China Overseas Land & Investment	528,000	1,771,889
China Petroleum & Chemical, Cl H	2,580,000	2,509,603
China Resources Cement Holdings	250,000	264,102
China SCE Property Holdings	59,000	29,802
China Shenhua Energy, Cl H	1,661,500	4,096,367
China Sports International* (A) (B)	670,000	5,558

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
China Telecom, Cl H	38,942,000	$18,964,836
China Vanke, Cl H	203,500	843,726
China Yuchai International	29,004	603,573
Chongqing Rural Commercial Bank, Cl H	309,000	237,082
CIFI Holdings Group	1,312,000	1,037,762
CITIC	296,000	451,951
CNOOC	1,196,000	2,008,553
Country Garden Holdings	5,377,000	11,051,611
CSPC Pharmaceutical Group	222,000	568,966
Daqo New Energy ADR*	20,176	1,076,390
Geely Automobile Holdings	5,082,000	13,522,847
Gemdale Properties & Investment	3,614,000	413,368
Greenland Hong Kong Holdings	698,000	322,619
Hopson Development Holdings	158,000	169,123
Industrial & Commercial Bank of China, Cl H	34,844,000	30,680,891
Logan Property Holdings	416,000	615,088
Longfor Properties	734,000	2,219,727
Lonking Holdings	2,068,000	943,908
Maanshan Iron & Steel, Cl H*	5,342,000	2,631,257
Momo ADR*	194,813	6,798,974
NVC Lighting Holding	340,000	34,482
Overseas Chinese Town Asia Holdings	64,000	39,222
PetroChina, Cl H	9,610,000	7,076,599
Poly Property Group	2,461,000	1,150,000
Qingling Motors, Cl H	228,000	73,124
Shanghai Industrial Urban Development Group	466,000	100,522
Shanghai Prime Machinery, Cl H	184,000	30,409
Shimao Property Holdings	227,500	605,301
Shui On Land	1,464,000	397,076
Sino-Ocean Group Holding	2,627,500	1,834,501
Sinopec Shanghai Petrochemical, Cl H	3,498,000	2,327,624
Sinotruk Hong Kong	1,849,000	2,174,244
TCL Multimedia Technology Holdings	497,000	226,708
Tencent Holdings	462,500	22,786,841
Tianneng Power International	2,016,000	2,923,199
Tingyi Cayman Islands Holding	256,000	485,892
TPV Technology	498,000	61,258
Weibo ADR*	110,586	12,664,309
Weichai Power, Cl H	4,757,000	5,542,182
Weiqiao Textile, Cl H	891,000	431,877
Yuexiu Property	1,242,000	279,938
Yuzhou Properties	735,000	537,200
YY ADR*	134,791	12,992,504

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
Zhongsheng Group Holdings	1,008,000	$2,898,611

		319,403,067

Colombia — 0.8%
Almacenes Exito	390,601	2,336,135
Avianca Holdings ADR	131,470	1,074,110
Ecopetrol ADR	296,440	6,545,395

		9,955,640

Czech Republic — 0.1%
CEZ	37,914	969,218

Egypt — 0.1%
Commercial International Bank Egypt	7,962	42,360
Emaar Misr for Development SAE*	3,714,822	966,075
Talaat Moustafa Group	227,123	175,431
Telecom Egypt	129,683	118,462

		1,302,328

Greece — 0.2%
Aegean Airlines	16,296	183,242
GEK Terna Holding Real Estate Construction*	14,908	90,790
Hellenic Petroleum	51,760	527,468
Hellenic Telecommunications Organization	32,072	464,847
Motor Oil Hellas Corinth Refineries	39,604	943,473
Public Power	10,313	34,052

		2,243,872

Hong Kong — 0.5%
Ajisen China Holdings	84,000	39,500
Haier Electronics Group	376,000	1,306,334
HKC Holdings	39,000	29,155
K Wah International Holdings	338,000	208,075
Kingboard Chemical Holdings	850,000	3,473,322
Kingboard Laminates Holdings	302,000	405,547
Road King Infrastructure	235,000	446,713
Sino Biopharmaceutical	308,000	654,719

		6,563,365

India — 7.1%
Abbott India	460	42,649
Adani Enterprises	205,155	428,408
Adani Green Energy* (A) (B)	156,122	54,716
Avanti Feeds	9,993	371,954
Bharat Petroleum	104,925	608,056
Cyient	15,986	183,057
DCM Shriram	57,925	287,741

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
GAIL India	64,162	$312,838
HCL Technologies	464,396	7,319,439
Hexaware Technologies	161,622	1,082,785
Hikal	37,157	141,469
HIL	3,659	124,072
Hindalco Industries	3,094,946	10,889,407
Hinduja Global Solutions	20,490	293,252
Hindustan Petroleum	2,559,224	11,689,022
HT Media	54,829	74,251
IFB Industries*	6,831	125,254
India Glycols	12,147	110,112
Indian Oil	4,753,922	11,534,845
Infinite Computer Solutions India*	3,858	28,125
Infosys	515,890	9,242,532
Jindal Saw	50,310	93,102
JK Paper	53,483	113,429
Kolte-Patil Developers	14,332	69,572
Magma Fincorp	35,212	90,880
Mindtree	86,335	1,404,243
Morepen Laboratories*	209,994	118,148
Mphasis	70,057	1,086,150
National Fertilizers	50,707	43,347
NIIT Technologies	46,247	804,001
Nucleus Software Exports	12,776	93,463
Oil & Natural Gas	1,357,687	3,674,480
Oracle Financial Sevices Software	1,425	92,002
Oswal Greentech*	38,453	16,387
Persistent Systems*	9,557	115,408
Rain Industries	111,648	533,667
Redington India	53,995	112,521
Sandur Manganese & Iron Ores	2,004	33,904
Sharda Motor Industries	774	22,398
Sonata Software	98,736	529,421
SpiceJet*	315,280	613,530
Sterlite Technologies	27,358	144,274
Tata Consultancy Services	201,571	10,652,214
Tata Steel	442,125	3,929,975
Tech Mahindra	366,242	3,674,549
Thirumalai Chemicals	4,596	150,757
Vakrangee	1,229,261	1,817,360
Venky’s India	4,940	288,816
VIP Industries	27,789	173,815
West Coast Paper Mills	24,645	106,908

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
Wipro	410,445	$1,712,212
WNS Holdings ADR *	38,031	1,860,857

		89,115,774

Indonesia — 2.4%
Adaro Energy	3,080,088	405,728
Alam Sutera Realty	4,604,200	120,359
Bank Mandiri Persero	786,800	400,986
Bank Negara Indonesia Persero	10,575,100	6,118,283
Bank Pembangunan Daerah Jawa Timur	1,379,800	70,902
Bank Tabungan Negara Persero	5,969,300	1,334,447
Bukit Asam	4,394,700	1,020,201
Bumi Serpong Damai	3,454,300	419,569
Gudang Garam	45,600	227,334
Harum Energy*	1,117,700	206,225
Indah Kiat Pulp & Paper	338,000	320,751
Indo Tambangraya Megah	528,700	898,463
Link Net	305,700	118,654
Mayora Indah	198,600	42,166
Mitrabahtera Segara Sejati*	684,200	31,113
Telekomunikasi Indonesia Persero	41,678,900	11,431,105
Telekomunikasi Indonesia Persero ADR	100,427	2,736,636
United Tractors	1,581,000	3,865,717

		29,768,639

Malaysia — 2.0%
AFFIN Bank	53,200	34,159
AirAsia X*	213,000	20,922
Ann Joo Resources	224,700	168,703
Axiata Group	121,800	164,204
Carlsberg Brewery Malaysia	14,100	71,012
Genting	323,900	736,268
Hai-O Enterprise, Cl O	61,800	77,968
Hartalega Holdings	73,700	110,224
Hong Leong Bank	20,000	96,656
Inari Amertron	633,450	276,917
KSL Holdings*	537,800	130,178
Lingkaran Trans Kota Holdings	61,400	85,074
Lion Industries*	143,600	34,631
Mah Sing Group	151,700	39,411
Malaysia Airports Holdings	541,100	1,242,593
Malaysian Pacific Industries	21,400	42,288
MMC	800	293
Muhibbah Engineering M	90,700	68,429

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Malaysia — (continued)
Petron Malaysia Refining & Marketing	24,800	$49,101
Petronas Chemicals Group	778,200	1,678,334
Tenaga Nasional	4,996,300	20,145,584
Top Glove	60,600	146,739
Uchi Technologies	131,100	90,601
UMW Holdings*	61,600	95,800
UOA Development	51,800	32,043
ViTrox	51,400	67,725

		25,705,857

Mexico — 1.2%
America Movil, Ser L	1,717,753	1,588,977
America Movil ADR, Cl L	629,578	11,640,897
Bio Pappel*	13,442	12,981
Bolsa Mexicana de Valores*	34,389	66,417
Cia Minera Autlan	82,156	84,344
Grupo Comercial Chedraui	27,935	58,776
Grupo Famsa, Cl A*	62,776	41,119
Grupo Simec, Ser B*	23,591	76,744
Industrias Bachoco	31,044	159,253
Industrias Bachoco ADR	945	58,382
Mexichem	382,327	1,194,896
Qualitas Controladora	68,920	192,734
Wal-Mart de Mexico	81,425	226,398

		15,401,918

Peru — 1.1%
Southern Copper	268,501	14,179,538

Philippines — 0.0%
Bloomberry Resorts	944,100	224,580
Cebu Air	9,260	15,839
East West Banking	133,650	44,931
Melco Resorts And Entertainment Philippines*	1,373,700	181,046
Petron	259,800	46,668

		513,064

Poland — 2.5%
Asseco Poland	8,308	103,966
CD Projekt	115,479	4,089,330
Enea	138,973	412,465
Energa	295,160	864,197
Jastrzebska Spolka Weglowa*	59,471	1,397,277
LiveChat Software	7,361	93,174
LPP	780	2,030,679

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Poland — (continued)
Lubelski Wegiel Bogdanka	5,403	$84,620
PGE Polska Grupa Energetyczna	377,796	1,125,480
PKP Cargo*	2,618	30,553
PlayWay*	883	26,417
Polski Koncern Naftowy ORLEN	667,325	17,024,318
Polskie Gornictwo Naftowe i Gazownictwo	2,063,099	3,626,365
Tauron Polska Energia	184,337	123,536

		31,032,377

Qatar — 0.4%
Barwa Real Estate	251,927	2,442,026
Ooredoo QPSC	26,239	568,136
Qatar Fuel QSC	2,112	81,669
Qatar Islamic Bank SAQ	2,873	84,356
Qatar National Bank QPSC	15,982	661,685
United Development QSC	224,487	898,991

		4,736,863

Russia — 2.4%
Globaltrans Investment GDR	114,791	1,209,913
Sberbank of Russia PJSC ADR	1,765,101	26,000,237
Yandex, Cl A *	105,056	3,504,668

		30,714,818

South Africa — 5.0%
African Rainbow Minerals	26,095	212,796
Allied Electronics, Cl A*	33,728	35,446
Alviva Holdings	11,326	18,549
Anglo American Platinum	6,990	188,137
Astral Foods	45,605	1,127,528
Barloworld	88,861	1,199,225
Blue Label Telecoms	95,237	95,376
Clover Industries	26,475	40,750
Exxaro Resources	215,701	1,924,425
FirstRand	3,931,605	21,024,368
Gold Fields ADR	55,641	212,549
Kumba Iron Ore	174,550	3,740,766
Lewis Group	21,364	80,359
Liberty Holdings	77,883	825,891
Massmart Holdings	39,083	519,839
Merafe Resources	952,259	122,231
MiX Telematics ADR	19,673	328,736
MMI Holdings	3,646,920	6,499,876
Mondi	148,674	4,339,772
Mr Price Group	17,204	376,658

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Africa — (continued)
Peregrine Holdings	18,277	$31,593
Sanlam	57,449	363,222
Sappi	270,446	1,727,533
Standard Bank Group	855,297	14,666,242
Telkom	735,366	3,342,163
Truworths International	23,364	191,097

		63,235,127

South Korea — 18.8%
Chong Kun Dang Pharmaceutical	1,946	212,438
CJ Corp	74,018	11,227,114
Com2uSCorp	1,377	205,820
Danawa	8,021	134,962
DB HiTek	2,316	29,033
DGB Financial Group	74,425	832,253
Dongkuk Steel Mill	53,771	553,766
Dongyang E&P	15,443	169,222
e-LITECOM	6,388	34,976
F&F	8,124	332,707
Hana Financial Group	499,848	22,282,533
Hanwha	283,370	10,559,493
Hanwha Chemical	11,269	304,690
Hite Holdings	5,440	48,148
Hyundai Hy Communications & Network	15,910	64,821
Kia Motors	323,318	10,009,055
KoMiCo	8,081	286,354
KT	413,816	10,550,601
Kwangju Bank	63,185	662,142
LG Display	610,817	13,395,870
LG Electronics	193,635	18,435,149
LG Uplus	204,556	2,350,290
LS	3,673	267,339
NCSoft	1,620	545,768
Neowiz*	10,105	164,643
POSCO	22,013	7,645,266
Samsung Electronics	34,846	86,124,071
Seoul Semiconductor	21,019	373,370
Seoyon	12,202	69,923
Seoyon E-Hwa	62,552	482,971
Silicon Works	4,399	154,462
SK Hynix	390,927	30,788,407
SK Innovation	30,083	5,542,971
SK Telecom	10,241	2,187,358

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
Tokai Carbon Korea	1,462	$87,460

		237,115,446

Taiwan — 6.9%
Acer	177,000	136,401
Acter	28,000	216,684
Asustek Computer	25,000	234,715
AU Optronics	11,198,000	4,638,660
Cheng Uei Precision Industry	105,000	137,067
Chipbond Technology	381,000	761,203
Compal Electronics	336,000	219,625
Compeq Manufacturing	77,000	77,347
Coretronic	203,000	271,823
Darwin Precisions	10,000	7,822
Formosa Chemicals & Fibre	78,000	287,628
Formosa Petrochemical	460,000	1,882,125
Fu Yu Property*	46,000	42,171
Fubon Financial Holding	5,128,520	8,803,195
Global Brands Manufacture	394,643	167,189
Global Unichip	63,000	597,797
Good Will Instrument	26,000	20,207
Harvatek	102,000	62,234
Hon Hai Precision Industry	4,734,561	13,209,255
Huaku Construction	136,000	315,432
Innolux	24,280,640	9,069,723
Lite-On Technology	89,000	117,497
Novatek Microelectronics	60,000	252,861
Pan Jit International	120,000	204,551
Pegatron	4,590,343	10,747,983
Phison Electronics	84,000	762,897
Radiant Opto-Electronics	644,000	1,337,208
Shin Kong Financial Holding	3,790,000	1,549,240
Sino-American Silicon Products*	262,000	1,137,440
Star Comgistic Capital	342,000	138,134
Taiwan Semiconductor Manufacturing	741,000	5,648,802
Taiwan Surface Mounting Technology	676,829	582,185
TCI*	18,000	265,433
Tripod Technology	33,000	99,980
United Microelectronics	26,410,000	14,225,646
Winbond Electronics	11,703,625	7,217,142
Wistron	739,866	591,136
Yuanta Financial Holding	1,193,000	570,808

		86,607,246

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Thailand — 6.5%
Amata NVDR	81,000	$52,355
Bangchak NVDR	2,512,200	2,876,164
Bangkok Bank	136,200	831,078
Bangkok Bank NVDR	108,800	662,935
Bangkok Land NVDR	1,278,200	75,775
Banpu NVDR	2,242,700	1,372,647
Beauty Community NVDR	519,700	383,543
Dhipaya Insurance NVDR	65,600	52,514
Diamond Building Products NVDR	134,500	24,299
Esso Thailand NVDR*	3,028,900	1,716,916
Hana Microelectronics NVDR	144,100	158,354
Indorama Ventures NVDR	183,900	348,526
Jubilee Enterprise NVDR	23,500	17,936
Krung Thai Bank	5,257,400	3,028,041
Krung Thai Bank NVDR	12,037,600	6,924,967
Land & Houses NVDR	559,900	194,637
Polyplex Thailand NVDR	100,300	52,927
PTT NVDR	14,973,000	26,694,784
PTT Exploration & Production NVDR	915,500	3,883,073
PTT Global Chemical NVDR	4,737,000	14,646,536
Sena Development	314,181	42,579
Siam Cement NVDR	86,400	1,278,994
Star Petroleum Refining NVDR	5,954,800	2,955,068
Syntec Construction	855,800	118,746
Thai Airways International NVDR*	274,700	140,751
Thai Oil NVDR	1,352,400	4,024,004
Thanachart Capital	3,005,900	5,111,004
Thanachart Capital NVDR	2,649,100	4,502,848

		82,172,001

Turkey — 5.0%
Akbank Turk	294,193	609,867
Albaraka Turk Katilim Bankasi	144,204	55,728
Anadolu Cam Sanayii	100,262	76,971
Dogan Sirketler Grubu Holding*	1,106,919	276,418
Eregli Demir ve Celik Fabrikalari	7,327,031	18,280,587
Ford Otomotiv Sanayi	31,212	431,163
Haci Omer Sabanci Holding	318,114	751,509
KOC Holding	392,228	1,322,353
Pegasus Hava Tasimaciligi*	84,059	581,489
Tekfen Holding	26,121	98,990
Trakya Cam Sanayii	1,241,771	1,433,768
Turk Hava Yollari*	1,234,824	5,087,012
Turk Sise ve Cam Fabrikalari	6,007,269	6,653,836

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Turkey — (continued)
Turkiye Halk Bankasi	2,287,794	$4,645,672
Turkiye Is Bankasi, Cl C	5,531,919	8,361,276
Turkiye Vakiflar Bankasi TAO, Cl D	8,990,683	13,139,725
Vestel Elektronik Sanayi ve Ticaret *	371,191	903,476

		62,709,840

United Arab Emirates — 0.4%
Air Arabia	1,163,854	386,562
Aldar Properties PJSC	466,582	266,630
Dana Gas PJSC	1,670,388	449,112
Emaar Properties PJSC	1,825,527	2,871,444
Emirates NBD PJSC	121,822	358,053
Orascom Construction*	4,090	36,993
Union National Bank PJSC	93,728	94,392

		4,463,186

TOTAL COMMON STOCK (Cost $910,164,184)		1,233,275,948

PREFERRED STOCK — 1.4%

Brazil — 1.4%
Banco do Estado do Rio Grande do Sul	117,500	670,815
Braskem, Cl A	213,210	2,764,938
Cia Energetica de Minas Gerais	1,453,916	3,511,113
Cia Ferro Ligas da Bahia - FERBASA	30,400	179,196
Gol Linhas Aereas Inteligentes*	336,300	1,854,680
Metalurgica Gerdau, Cl A	1,343,100	3,009,630
Petroleo Brasileiro*	514,500	3,374,974
San Carlos Empreendimentos e Participacoes* (A) (B)	455	—
Telefonica Brasil	144,300	2,034,419

TOTAL PREFERRED STOCK (Cost $23,794,276)		17,399,765

CLOSED-END FUND — 0.0%

Brazil — 0.0%
FII BTG Pactual Corporate Office Fund ‡	1,038	30,801

TOTAL CLOSED-END FUND (Cost $33,200)		30,801

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

WARRANTS — 0.0%

	Number of Warrants	Value
Thailand — 0.0%
Jasmine International, Expires 12/31/20 *	1	$—

TOTAL WARRANTS (Cost $—)		—

TOTAL INVESTMENTS— 99.4% (Cost $933,991,660)		$1,250,706,514

Percentages are based on Net Assets of $1,258,352,532.

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2018 was $60,275 and represented 0.0% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

Ser — Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

The summary of inputs used to value the Portfolio’s net assets as of April 30, 2018 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Argentina	$18,902,438	$—	$—	$18,902,438
Brazil	85,567,278	—	1	85,567,279
Chile	10,897,047	—	—	10,897,047
China	61,906,226	257,491,283	5,558	319,403,067
Colombia	9,955,640	—	—	9,955,640
Czech Republic	—	969,218	—	969,218
Egypt	—	1,302,328	—	1,302,328
Greece	—	2,243,872	—	2,243,872
Hong Kong	—	6,563,365	—	6,563,365
India	1,860,857	87,200,201	54,716	89,115,774
Indonesia	2,855,290	26,913,349	—	29,768,639
Malaysia	1,242,593	24,463,264	—	25,705,857
Mexico	15,401,918	—	—	15,401,918
Peru	14,179,538	—	—	14,179,538
Philippines	—	513,064	—	513,064
Poland	—	31,032,377	—	31,032,377
Qatar	—	4,736,863	—	4,736,863
Russia	3,504,668	27,210,150	—	30,714,818
South Africa	698,962	62,536,165	—	63,235,127
South Korea	—	237,115,446	—	237,115,446
Taiwan	138,134	86,469,112	—	86,607,246
Thailand	—	82,172,001	—	82,172,001
Turkey	—	62,709,840	—	62,709,840
United Arab Emirates	386,562	4,076,624	—	4,463,186

Total Common Stock	227,497,151	1,005,718,522	60,275	1,233,275,948

Preferred Stock
Brazil	17,399,765	—	—^	17,399,765

Total Preferred Stock	17,399,765	—	—	17,399,765

Closed-End Fund	30,801	—	—	30,801
Warrants	—	—	—	—

Total Investments in Securities	$244,927,717	$1,005,718,522	$60,275	$1,250,706,514

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Represents security in which the fair value is $0 or has been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the year when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of April 30, 2018, securities with a total value of $1,005,718,522 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

other significant transfers between Level 1, Level 2 and Level 3 assets for the six months ended April 30, 2018. All other transfers were considered to have occurred as of the end of the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets
Investments, at Value (Cost $933,991,660)	$1,250,706,514
Foreign Currency, at Value (Cost 1,308,653)	1,309,872
Cash	5,405,928
Receivable for Capital Shares Sold	3,429,523
Dividends and Interest Receivable	1,710,400
Reclaim Receivable	216,586
Receivable for Investment Securities Sold	28,889
Prepaid Expenses	35,039

Total Assets	1,262,842,751

Liabilities
Payable for Capital Shares Redeemed	2,255,841
Payable to Adviser	1,044,360
Accrued Foreign Capital Gains Tax on Appreciated Securities	676,228
Shareholder Servicing Fees Payable - Investor Class	83,805
Shareholder Servicing Fees Payable - Y Class	73
Payable to Administrator	78,761
Payable to Trustees	3,952
Chief Compliance Officer Fees Payable	1,998
Accrued Expenses	345,201

Total Liabilities	4,490,219

Net Assets	$1,258,352,532

Net Assets Consist of:
Paid-in Capital	$1,057,580,765
Undistributed Net Investment Income	2,409,791
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(117,668,602)
Net Unrealized Appreciation on Investments	316,714,854
Net Unrealized Depreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(8,048)
Accumulated Foreign Capital Gains Tax on Appreciated Securities	(676,228)

Net Assets	$1,258,352,532

Investor Class Shares:
Net Assets	$780,933,964
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	34,928,384

Net Asset Value, Redemption and Offering Price Per Share *	$22.36

I Class Shares:
Net Assets	$476,425,251
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	21,303,683

Net Asset Value, Redemption and Offering Price Per Share *	$22.36

Y Class Shares:
Net Assets	$993,317
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	44,520

Net Asset Value, Redemption and Offering Price Per Share *	$22.31

*	Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO FOR THE SIX MONTHS ENDED APRIL 30, 2018 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$13,502,835
Interest	51,547
Less: Foreign Taxes Withheld	(1,507,922)

Total Income	12,046,460

Expenses:
Investment Advisory Fees	6,216,015
Shareholder Servicing Fees - Investor Class	768,155
Shareholder Servicing Fees - Y Class	201
Administration Fees	471,795
Trustees’ Fees	8,350
Chief Compliance Officer Fees	2,914
Custodian Fees	405,999
Transfer Agent Fees	91,186
Printing Fees	61,088
Filing and Registration Fees	33,094
Legal Fees	24,633
Audit Fees	11,438
Interest Expense	7,241
Other Expenses	68,351

Total Expenses	8,170,460

Less:
Fees Paid Indirectly	(1,273)

Net Expenses	8,169,187

Net Investment Income	3,877,273

Net Realized Gain (Loss) on:
Investments	19,919,445
Foreign Currency Transactions	(314,415)

Net Realized Gain	19,605,030

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	20,626,633
Foreign Capital Gains Tax on Appreciated Securities	(19,443)
Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	6,840

Net Change in Unrealized Appreciation	20,614,030

Net Realized and Unrealized Gain	40,219,060

Net Increase in Net Assets Resulting from Operations	$44,096,333

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Income	$3,877,273	$15,298,235
Net Realized Gain on Investments and Foreign Currency Transactions	19,605,030	61,395,759
Net Change in Unrealized Appreciation on Investments, Foreign Capital Gains Tax on Appreciated Securities, and Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	20,614,030	196,718,492

Net Increase in Net Assets Resulting from Operations	44,096,333	273,412,486

Dividends and Distributions:
Net Investment Income:
Investor Class Shares	(9,877,767)	(19,300,859)
I Class Shares	(6,865,355)	(1,718,656)
Y Class Shares	(3)	(3)

Total Dividends and Distributions	(16,743,125)	(21,019,518)

Capital Share Transactions:(1)
Investor Class Shares:
Issued	115,482,779	166,430,839
Reinvestment of Distributions	8,293,622	17,743,898
Redemption Fees — (See Note 2)	24,383	10,677
Redeemed	(99,536,075)	(686,155,865)

Increase (Decrease) in Net Assets derived from Investor Class Transactions	24,264,709	(501,970,451)

I Class Shares:
Issued	116,055,932	488,809,127
Reinvestment of Distributions	6,003,327	1,045,908
Redemption Fees — (See Note 2)	9,011	44,558
Redeemed	(102,419,998)	(132,051,912)

Increase in Net Assets derived from I Class Transactions	19,648,272	357,847,681

Y Class Shares:
Issued	1,027,052	—
Reinvestment of Distributions	2	2
Redeemed	(1,300)	(26)

Increase (Decrease) in Net Assets derived from Y Class Transactions	1,025,754	(24)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	44,938,735	(144,122,794)

Total Increase in Net Assets	72,291,943	108,270,174

Net Assets:
Beginning of Period	1,186,060,589	1,077,790,415

End of Period (including Undistributed Net Investment Income of $2,409,791 and $15,275,643, respectively)	$1,258,352,532	$1,186,060,589

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

		Years Ended October 31,
Investor Class Shares	Six Months Ended April 30, 2018 (Unaudited)	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$21.83	$17.42	$16.12	$19.30	$19.15	$18.02

Income from Operations:
Net Investment Income*	0.06	0.23	0.19	0.20	0.27	0.25
Net Realized and Unrealized Gain (Loss)	0.76	4.51	1.30	(3.17)	0.09	1.20

Total from Operations	0.82	4.74	1.49	(2.97)	0.36	1.45

Redemption Fees	0.00^	0.00^	0.00^	0.00^	0.00^	0.00^

Dividends and Distributions from:
Net Investment Income	(0.29)	(0.33)	(0.19)	(0.21)	(0.21)	(0.32)

Total Dividends and Distributions	(0.29)	(0.33)	(0.19)	(0.21)	(0.21)	(0.32)

Net Asset Value, End of Period	$22.36	$21.83	$17.42	$16.12	$19.30	$19.15

Total Return †	3.76%** *	27.84%	9.43%	(15.51)%	1.95%	8.05%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$780,934	$739,686	$1,077,790	$1,587,573	$1,688,011	$1,346,635
Ratio of Expenses to Average Net Assets(1)	1.39%**	1.42%	1.56%	1.51%	1.50%	1.48%
Ratio of Net Investment Income to Average Net Assets	0.55%**	1.23%	1.23%	1.10%	1.41%	1.35%
Portfolio Turnover Rate	16%***	40%	31%	32%	37%	45%

*	Per share amounts for the period are based on average outstanding shares.
**	Annualized.
***	Not annualized.
^	Amount was less than $0.01 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout The Year or Period

I Class Shares ‡	Six Months Ended April 30, 2018 (Unaudited)	2017
Net Asset Value, Beginning of Period	$21.85	$17.42

Income from Operations:
Net Investment Income*	0.08	0.36
Net Realized and Unrealized Gain	0.76	4.41

Total from Operations	0.84	4.77

Redemption Fees	0.00 ^	0.00 ^

Dividends and Distributions from:
Net Investment Income	(0.33)	(0.34)

Total Dividends and Distributions	(0.33)	(0.34)

Net Asset Value, End of Period	$22.36	$21.85

Total Return †	3.86%***	28.01%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$476,425	$446,374
Ratio of Expenses to Average Net Assets(1)	1.19%**	1.21%
Ratio of Net Investment Income to Average Net Assets	0.74%**	1.81%
Portfolio Turnover Rate	16%***	40%

‡	I Class Shares commenced operations on October 31, 2016.
^	Amount was less than $0.01 per share.
*	Per share amounts for the period are based on average outstanding shares.
**	Annualized.
***	Not annualized.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout The Year or Period

Y Class Shares ‡	Six Months Ended April 30, 2018 (Unaudited)		2017
Net Asset Value, Beginning of Period	$21.85		$17.42

Income from Operations:
Net Investment Income*	0.15		0.40
Net Realized and Unrealized Gain	0.64		4.37

Total from Operations	0.79		4.77

Dividends and Distributions from:
Net Investment Income	(0.33)		(0.34)

Total Dividends and Distributions	(0.33)		(0.34)

Net Asset Value, End of Period	$22.31		$21.85

Total Return †	3.63%*	**	28.01%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$994		$— ^
Ratio of Expenses to Average Net Assets(1)	1.29%*	*	0.68% ††
Ratio of Net Investment Income to Average Net Assets	1.29%*	*	2.08%
Portfolio Turnover Rate	16%**	*	40%

‡	Y Class Shares commenced operations on October 31, 2016.
*	Per share amounts for the period are based on average outstanding shares.
**	Annualized.
***	Not annualized.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
††	Had assets been contributed, the ratio would have been 1.31%.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.
^	Amount rounds to less than one thousand.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 56 funds. The financial statements herein are those of the Acadian Emerging Markets Portfolio (“Portfolio”), a non-diversified portfolio. The investment objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio. The Portfolio is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of investments, reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Portfolio’s Board of Trustees (the “Board”). The Portfolio’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset values. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Emerging Markets Portfolio calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Acadian Asset Management LLC (the “Adviser”) of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates its net asset value, it may request that a Committee meeting be called. As of April 30, 2018, the total market value of securities in the Portfolio, valued in accordance with fair value procedures, was $60,275 or 0.0% of Net Assets.

The Portfolio uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Portfolio own securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Portfolio discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2018, there have been no significant changes to the Portfolio’s fair value methodologies.

For details of the investment classification, refer to the Schedule of Investments.

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and by distributing to shareholders all of their net investment income and realized gains. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends and current tax year, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2018, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2018, the Portfolio did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of April 30, 2018, the Portfolio did not hold any open forward foreign currency contracts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. The redemption fee is recorded as an increase to paid-in capital. The redemption fees retained by the Portfolio are reported on the Statements of Changes in Net Assets.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Portfolio and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Portfolio. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Portfolio. For the six months ended April 30, 2018, the Portfolio paid $471,795 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Portfolio has adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.25% of average daily net assets of the Investor Class Shares and 0.10% of average daily net assets of the Y Class Shares will be paid to financial intermediaries. Certain brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by the Adviser, an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

For the six months ended April 30, 2018, the Portfolio earned cash management credits of $1,273, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. serves as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

5. Investment Advisory Agreement:

Under the terms of the investment advisory agreement the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the Portfolio’s average daily net assets.

The Adviser has voluntarily agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses from exceeding 2.50% of the Portfolio’s average daily net assets. The Adviser intends to continue these voluntary fee reductions and

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

expense limitations until further notice, but may discontinue all or part of these fee reductions or expense reimbursements at any time.

6. Investment Transactions:

For the six months ended April 30, 2018, the Portfolio made purchases of $228,426,588 and sales of $198,400,130 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Share Transactions

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Investor Class Shares:

Issued	5,084,504	9,077,880

Reinvestment of Distributions	371,412	1,079,969

Redeemed	(4,413,339)	(38,146,140)

Net Increase (Decrease) in Shares Outstanding from Investor Class Share Transactions	1,042,577	(27,988,291)

I Class Shares:

Issued	5,122,063	26,907,289

Reinvestment of Distributions	268,966	63,658

Redeemed	(4,512,411)	(6,545,890)

Net Increase in Shares Outstanding from I Class Share Transactions	878,618	20,425,057

Y Class Shares:

Issued	44,566	—

Reinvestment of Distributions	—	1

Redeemed	(54)	(1)

Net Increase in Shares Outstanding from Y Class Share Transactions	44,512	—

Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,965,707	(7,563,234)

8. Line of Credit

The Portfolio entered into an agreement which enables it to participate in a $25 million unsecured committed revolving line of credit with MUFG Union Bank N.A., which is set to expire April 12, 2019. The proceeds from the borrowings shall be used to finance the Portfolio’s short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Portfolio based on their borrowings at the current reference rate. For the six months ended April 30, 2018, the Portfolio had average borrowings of $3,340,020 over

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

a period of 17 days at a weighted average interest rate of 4.410%. Interest accrued on the borrowings during the period was $7,241. As of April 30, 2018, the Portfolio had no borrowings outstanding.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2017	$21,019,518	$—	$21,019,518
2016	18,165,966	—	18,165,966

As of October 31, 2017, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$15,546,266
Capital Loss Carryforwards	(136,308,873)
Net Unrealized Appreciation	294,181,166

Total Distributable Earnings	$173,418,559

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The capital loss carryforwards with no expiration are noted below:

Short-Term Loss	Long-Term Loss	Total Capital Loss Carryforwards
$ 136,308,873	$ —	$ 136,308,873

During the year ended October 31, 2017 the Portfolio utilized $60,445,920 of capital loss carryforwards to offset capital gains and $27,553,569 expired.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2018, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$ 935,883,828	$366,944,806	$(52,122,120)	$314,822,686

10. Concentration of Risk:

As with all management investment companies, a shareholder of the Portfolio is subject to the risk that his or her investment could lose money. The Portfolio is subject to the principal risks noted below, any of which may adversely affect the Portfolio’s net asset value (“NAV”) and ability to meet its investment objective.

Active Management Risk – The Portfolio is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Portfolio’s investments may prove to be incorrect. If the investments selected and strategies employed by the Portfolio fail to produce the intended results, the Portfolio could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Risk – Since it purchases equity securities, the Portfolio is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio. This risk is greater for small and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Foreign Company Risk – Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Portfolio invests could cause the Portfolio’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Portfolio’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Portfolio may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. In addition, emerging markets securities may be issued by companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk – Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Portfolio’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

11. Other:

As of April 30, 2018, 77% of the Portfolio’s Investor Class Shares outstanding were held by three record shareholders, 66% of the Portfolio’s I Class Shares were held by four record shareholders, and 100% of the Portfolio’s Y Class Shares outstanding were held by one record shareholder. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such potential claims is considered remote.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

12. Loans of Fund Securities:

The Portfolio may lend fund securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It’s the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Portfolio if and to the extent the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

During the six months and as of April 30, 2018, there were no securities on loan for the Portfolio.

13. Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2017 to April 30, 2018).

The table below illustrates your Portfolio’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO APRIL 30, 2018 (Unaudited)

DISCLOSURE OF FUND EXPENSES

NOTE: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/17	Ending Account Value 04/30/18	Annualized Expense Ratios	Expenses Paid During Period*
Investor Class Shares
Actual Fund Return	$1,000.00	$1,037.60	1.39%	$7.02
Hypothetical 5% Return	1,000.00	1,017.90	1.39	6.95
I Class Shares
Actual Fund Return	$1,000.00	$1,038.60	1.19%	$6.01
Hypothetical 5% Return	1,000.00	1,018.89	1.19	5.96
Y Class Shares
Actual Fund Return	$1,000.00	$1,036.30	1.29%	$6.51
Hypothetical 5% Return	1,000.00	1,018.40	1.29	6.46
*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

Acadian Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-AAM-6161

Adviser:

Acadian Asset Management LLC

260 Franklin Street

Boston, MA 02110

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ACA-SA-002-1000

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 9, 2018